Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income/(loss) Per Share - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Numerators:
Allocation of net loss including carrying value to redemption value		$ (2,819,305)	$ (10,068,283)
Accretion of carrying value to redemption value		4,156,240	10,472,899
Allocation of net income (loss)		$ 1,336,935	404,616
Denominators:
Weighted-average shares outstanding (in Shares)	5,452,529	7,240,883
Basic net income (loss) per share (in Dollars per share)	$ 0.67	$ 0.3
Redeemable Common Stock [Member]
Numerators:
Allocation of net loss including carrying value to redemption value		$ (1,992,897)	(6,805,147)
Accretion of carrying value to redemption value		4,156,240	10,472,899
Allocation of net income (loss)		$ 2,163,343	$ 3,667,752
Denominators:
Weighted-average shares outstanding (in Shares)		7,240,883	5,452,529
Basic net income (loss) per share (in Dollars per share)		$ 0.3	$ 0.67
Non-Redeemable Common Stock [Member]
Numerators:
Allocation of net loss including carrying value to redemption value		$ (826,408)	$ (3,263,136)
Accretion of carrying value to redemption value
Allocation of net income (loss)		$ (826,408)	$ (3,263,136)
Denominators:
Weighted-average shares outstanding (in Shares)		3,002,625	2,614,542
Basic net income (loss) per share (in Dollars per share)		$ (0.28)	$ (1.25)